Fair Value Measurement (Details 2) - Level 3 of fair value hierarchy [member]	12 Months Ended
Jan. 31, 2018 NZD ($)
Disclosure of fair value measurement [Line Items]
Face value (NZD)	$ 3,624,198
Interest rate of note	10.00%
Risk free rate	1.66%
Term of the instrument	August 2019
Expected volatility	128.70%
Dividend yield	0.00%